Document and Entity Information Document	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NLIGHT, INC.
Entity Central Index Key	0001124796
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false